Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from customers	$ 325,451	$ 49,650
Non-affiliated company revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from customers	$ 325,451	$ 49,650